Note 8 - Capital Assets (Tables)	12 Months Ended
Jan. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
	January 31, 2014	January 31, 2013
Cost
Computer equipment and software	29,460	29,592
Furniture and fixtures	1,369	1,538
Leasehold improvements	1,386	1,140
Assets under construction	157	95
	32,372	32,365
Accumulated amortization
Computer equipment and software	21,472	20,118
Furniture and fixtures	1,129	1,153
Leasehold improvements	979	858
	23,580	22,129
	8,792	10,236